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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for seven of its series, Evergreen Disciplined Small-Mid Value Fund, Evergreen Disciplined Value Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Large Cap Value Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund, for the quarter ended April 30, 2006. These seven series have a July 31 fiscal year end.

Date of reporting period:        April 30, 2006

Item 1 – Schedule of Investments

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND
SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 95.0%
CONSUMER DISCRETIONARY 10.4%
Auto Components 1.2%
Autoliv, Inc.	619	$34,231
Goodyear Tire & Rubber Co. *	2,473	34,622

		68,853

Hotels, Restaurants & Leisure 1.3%
Domino's Pizza, Inc.	1,346	35,440
IHOP Corp.	899	43,080

		78,520

Household Durables 0.8%
Furniture Brands International, Inc.	1,981	45,563

Leisure Equipment & Products 0.5%
JAKKS Pacific, Inc.	1,345	30,491

Media 0.3%
Emmis Communications Corp.	1,616	19,877

Multi-line Retail 0.7%
Dillard's, Inc., Class A	1,684	43,919

Specialty Retail 2.7%
Barnes & Noble, Inc.	995	44,854
Gymboree Corp.	1,522	45,782
Payless ShoeSource, Inc. *	1,911	43,896
The Sports Authority, Inc.	724	26,904

		161,436

Textiles, Apparel & Luxury Goods 2.9%
Kellwood Co.	1,904	61,004
Skechers USA, Inc.	2,002	54,754
Steven Madden, Ltd.	1,049	55,849

		171,607

CONSUMER STAPLES 3.5%
Food & Staples Retailing 1.1%
Longs Drug Stores Corp.	682	32,334
Spartan Stores, Inc.	2,339	32,301

		64,635

Food Products 1.2%
Del Monte Foods Co. *	3,012	35,120
Hain Celestial Group, Inc.	1,444	38,844

		73,964

Household Products 0.7%
Energizer Holdings, Inc. *	815	41,687

Tobacco 0.5%
Universal Corp.	767	29,200

ENERGY 3.6%
Energy Equipment & Services 2.3%
Helmerich & Payne, Inc.	775	56,374
Maverick Tube Corp. *	498	27,101
Veritas DGC, Inc. *	1,060	50,795

		134,270

Oil, Gas & Consumable Fuels 1.3%
Alon USA Energy, Inc.	1,315	35,281
USEC, Inc.	3,395	43,117

		78,398

1

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 30.7%
Capital Markets 1.8%
Knight Capital Group, Inc. *	2,860	$47,934
Raymond James Financial, Inc.	1,910	57,968

		105,902

Commercial Banks 2.8%
Commerce Bancshares, Inc.	1,238	64,685
Community Trust Bancorp, Inc.	1,409	47,202
Irwin Financial Corp.	2,911	53,446

		165,333

Consumer Finance 1.9%
Advanta Corp., Class B	775	29,574
Cash America International, Inc.	1,534	50,438
CompuCredit Corp.	914	36,514

		116,526

Diversified Financial Services 0.5%
Marlin Business Services Corp.	1,419	30,934

Insurance 5.0%
American Physicians Capital, Inc. *	742	35,853
LandAmerica Financial Group, Inc.	832	57,724
Ohio Casualty Corp.	772	22,890
Phoenix Companies, Inc.	2,624	39,859
Safety Insurance Group, Inc.	634	29,348
Stewart Information Services Corp.	1,230	53,136
Universal American Financial Group, Inc.	1,373	60,796

		299,606

Real Estate 9.6%
American Home Mortgage Investment Corp.	1,498	52,011
Anthracite Capital, Inc.	3,980	42,188
Arbor Realty Trust, Inc. REIT	1,906	49,365
Capital Trust, Inc.	1,087	33,806
Commercial Net Lease Realty, Inc. REIT	2,368	49,846
Fieldstone Investment Corp. REIT	3,149	36,213
Health Care Property Investors, Inc. REIT	2,266	62,134
HRPT Properties Trust REIT	2,829	31,062
IMPAC Mortgage Holdings, Inc. REIT	2,645	25,128
LTC Properties, Inc. REIT	1,520	33,349
Nationwide Health Properties, Inc. REIT	2,728	58,707
NovaStar Financial, Inc.	1,149	42,513
Rayonier, Inc. REIT	1,368	56,307

		572,629

Thrifts & Mortgage Finance 9.1%
Anchor Bancorp Wisconsin, Inc.	1,767	51,561
BankUnited Financial Corp.	1,512	46,403
Corus Bankshares, Inc.	441	29,521
Downey Financial Corp.	704	50,533
FirstFed Financial Corp.	891	56,035
Fremont General Corp.	2,698	60,004
IndyMac Bancorp, Inc.	1,717	82,965
PMI Group, Inc.	1,458	67,287
Radian Group, Inc.	1,127	70,685
WSFS Financial Corp.	500	31,465

		546,459

2

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 4.9%
Biotechnology 1.0%
Applera Corp. – Celera Genomics Group *	5,107	$61,233

Health Care Equipment & Supplies 1.4%
Datascope Corp.	744	28,748
Varian, Inc.	1,329	57,506

		86,254

Health Care Providers & Services 0.8%
Health Net, Inc. *	1,129	45,950

Pharmaceuticals 1.7%
Alpharma, Inc.	1,588	41,685
King Pharmaceuticals, Inc. *	3,340	58,083

		99,768

INDUSTRIALS 11.0%
Aerospace & Defense 0.6%
Sypris Solutions, Inc.	3,861	36,679

Commercial Services & Supplies 1.8%
CBIZ, Inc.	4,093	34,136
PHH Corp. *	1,045	29,134
Spherion Corp. *	4,010	42,426

		105,696

Construction & Engineering 0.8%
EMCOR Group, Inc.	920	46,046

Electrical Equipment 0.7%
Woodward Governor Co.	1,235	42,299

Industrial Conglomerates 0.9%
Teleflex, Inc.	854	55,715

Machinery 4.4%
Albany International Corp.	897	35,073
Mueller Industries, Inc.	1,423	53,903
SPX Corp.	1,250	68,438
Terex Corp. *	604	52,276
Valmont Industries, Inc.	1,000	53,750

		263,440

Road & Rail 0.9%
Laidlaw International, Inc.	2,288	56,628

Trading Companies & Distributors 0.9%
GATX Corp.	1,136	53,165

INFORMATION TECHNOLOGY 11.4%
Communications Equipment 2.6%
Belden CDT, Inc.	1,973	61,755
Ciena Corp. *	11,527	47,145
Sycamore Networks, Inc.	10,391	48,838

		157,738

Computers & Peripherals 1.2%
Brocade Communications Systems, Inc. *	6,600	40,656
Komag, Inc. *	693	29,134

		69,790

3

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 2.8%
AVX Corp.	2,704	$48,131
Newport Corp.	2,147	41,222
Tech Data Corp. *	1,187	43,587
Technitrol, Inc.	1,419	35,532

		168,472

Internet Software & Services 0.4%
SonicWALL, Inc. *	3,160	26,828

IT Services 1.7%
Ceridian Corp. *	1,144	27,719
CheckFree Corp. *	638	34,369
MPS Group, Inc. *	2,299	36,692

		98,780

Semiconductors & Semiconductor Equipment 1.8%
Conexant Systems, Inc. *	8,725	30,887
Intersil Corp.	1,177	34,851
Zoran Corp. *	1,444	39,623

		105,361

Software 0.9%
Fair Isaac Corp.	744	27,610
Lawson Software, Inc.	3,738	28,708

		56,318

MATERIALS 8.2%
Chemicals 3.5%
H.B. Fuller Co.	1,048	54,810
Lubrizol Corp.	1,355	59,091
PolyOne Corp.	4,892	43,441
Scotts Miracle-Gro Co., Class A	1,233	54,573

		211,915

Construction Materials 0.6%
Texas Industries, Inc.	670	37,989

Containers & Packaging 1.7%
Pactiv Corp. *	1,865	45,394
Sealed Air Corp.	1,010	54,389

		99,783

Metals & Mining 2.4%
Carpenter Technology Corp.	508	60,426
Quanex Corp.	443	18,943
Steel Dynamics, Inc.	977	61,004

		140,373

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 2.1%
CenturyTel, Inc.	1,209	45,579
PanAmSat Holding Corp.	1,921	47,737
Time Warner Telecom, Inc. *	1,904	31,930

		125,246

UTILITIES 9.2%
Electric Utilities 1.0%
Pepco Holdings, Inc.	2,694	62,178

4

EVERGREEN DISCIPLINED SMALL-MID VALUE FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 3.5%
Energen Corp.	1,137	$40,102
Laclede Group, Inc.	1,684	57,424
National Fuel Gas Co.	1,624	53,998
New Jersey Resources Corp.	1,240	54,895

		206,419

Independent Power Producers & Energy Traders 0.4%
Black Hills Corp.	641	23,332

Multi-Utilities 4.3%
Alliant Energy Corp.	2,131	68,107
CenterPoint Energy, Inc.	5,362	64,451
NSTAR	989	27,346
OGE Energy Corp.	1,341	40,444
TECO Energy, Inc.	3,418	54,620

		254,968

Total Common Stocks (cost $5,273,702)		5,678,172

EXCHANGE TRADED FUNDS 3.8%
iShares Russell 2000 Value Index Fund	2,115	158,604
iShares Russell Midcap Value Index Fund	509	68,603

Total Exchange Traded Funds (cost $222,293)		227,207

SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
Evergreen Institutional Money Market Fund ø (cost $200,076)	200,076	200,076

Total Investments (cost $5,696,071) 102.1%		6,105,455
Other Assets and Liabilities (2.1%)		(128,024)

Net Assets 100.0%		$5,977,431

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $5,696,071. The gross unrealized appreciation and depreciation on securities based on tax cost was $520,353 and $110,969, respectively, with a net unrealized appreciation of $409,384.

5

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 96.7%
CONSUMER DISCRETIONARY 8.5%
Hotels, Restaurants & Leisure 1.7%
Brinker International, Inc.	28,813	$1,120,881
Darden Restaurants, Inc.	59,154	2,342,498
Hilton Hotels Corp.	17,472	470,696

		3,934,075

Household Durables 1.0%
Pulte Homes, Inc.	30,878	1,153,294
Whirlpool Corp.	14,631	1,313,132

		2,466,426

Media 4.4%
CBS Corp., Class B	31,674	806,737
Omnicom Group, Inc.	19,375	1,743,944
Time Warner, Inc.	251,614	4,378,083
Walt Disney Co.	120,647	3,373,290

		10,302,054

Multi-line Retail 1.4%
J.C. Penney Co., Inc.	33,202	2,173,403
Nordstrom, Inc.	32,232	1,235,452

		3,408,855

CONSUMER STAPLES 5.7%
Beverages 0.8%
Coca-Cola Enterprises, Inc.	100,923	1,971,026

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	22,205	1,208,618
Kroger Co. *	123,878	2,509,769

		3,718,387

Food Products 1.6%
Archer-Daniels-Midland Co.	41,689	1,514,978
Dean Foods Co. *	30,648	1,213,967
Sara Lee Corp.	54,935	981,689

		3,710,634

Household Products 0.5%
Clorox Co.	19,991	1,283,022

Tobacco 1.2%
Altria Group, Inc.	38,916	2,847,095

ENERGY 13.5%
Energy Equipment & Services 1.6%
Helmerich & Payne, Inc.	31,445	2,287,309
Rowan Cos., Inc.	31,189	1,397,642

		3,684,951

Oil, Gas & Consumable Fuels 11.9%
Amerada Hess Corp.	13,803	1,977,556
Anadarko Petroleum Corp.	17,170	1,799,759
Chevron Corp.	29,738	1,814,613
ConocoPhillips	74,230	4,965,987
Devon Energy Corp.	18,148	1,090,876
Exxon Mobil Corp.	176,296	11,120,752
Marathon Oil Corp.	44,462	3,528,504
Valero Energy Corp.	26,646	1,725,062

		28,023,109

1

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 34.6%
Capital Markets 5.8%
Bear Stearns Cos	20,838	$2,969,623
Goldman Sachs Group, Inc.	27,504	4,408,616
Lehman Brothers Holdings, Inc.	30,211	4,566,393
Merrill Lynch & Co., Inc.	22,369	1,705,860

		13,650,492

Commercial Banks 6.9%
Bank of America Corp.	192,265	9,597,869
U.S. Bancorp	125,541	3,947,009
Wells Fargo & Co.	41,210	2,830,715

		16,375,593

Diversified Financial Services 7.3%
CIT Group, Inc.	57,192	3,088,940
Citigroup, Inc.	202,586	10,119,171
JPMorgan Chase & Co.	87,186	3,956,500

		17,164,611

Insurance 7.6%
ACE, Ltd.	38,185	2,120,795
Allstate Corp.	36,366	2,054,315
Chubb Corp.	21,014	1,083,062
Fidelity National Financial, Inc.	46,685	1,959,836
First American Corp.	55,303	2,355,908
Hartford Financial Services Group, Inc.	34,466	3,168,460
MetLife, Inc.	39,418	2,053,678
St. Paul Travelers Companies, Inc.	68,112	2,998,971

		17,795,025

Real Estate 2.7%
Host Hotels & Resorts Inc.	70,968	1,491,747
HRPT Properties Trust REIT	164,119	1,802,027
Simon Property Group, Inc. REIT	21,237	1,738,885
Trizec Properties, Inc. REIT	55,545	1,389,736

		6,422,395

Thrifts & Mortgage Finance 4.3%
Countrywide Financial Corp.	44,709	1,817,868
Freddie Mac	46,642	2,847,960
IndyMac Bancorp, Inc.	59,634	2,881,515
MGIC Investment Corp.	37,147	2,626,293

		10,173,636

HEALTH CARE 6.6%
Biotechnology 0.5%
Biogen Idec, Inc. *	26,588	1,192,472

Health Care Equipment & Supplies 0.4%
Fisher Scientific International, Inc. *	12,805	903,393

Health Care Providers & Services 2.0%
CIGNA Corp.	12,538	1,341,566
Community Health Systems, Inc. *	18,309	663,518
McKesson Corp.	39,496	1,919,111
Quest Diagnostics, Inc.	15,864	881,813

		4,806,008

2

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 3.7%
Johnson & Johnson	17,025	$997,835
Merck & Co., Inc.	57,979	1,995,637
Pfizer, Inc.	210,083	5,321,403
Watson Pharmaceuticals, Inc.	13,297	378,415

		8,693,290

INDUSTRIALS 8.2%
Aerospace & Defense 2.7%
General Dynamics Corp.	51,975	3,410,600
Northrop Grumman Corp.	43,708	2,924,065

		6,334,665

Air Freight & Logistics 0.7%
Ryder System, Inc.	31,394	1,637,197

Commercial Services & Supplies 1.1%
Manpower, Inc.	39,442	2,569,646

Industrial Conglomerates 0.8%
General Electric Co.	54,546	1,886,746

Machinery 1.8%
Deere & Co.	30,439	2,671,935
Paccar, Inc.	22,791	1,639,357

		4,311,292

Road & Rail 1.1%
CSX Corp.	21,836	1,495,548
YRC Worldwide, Inc *	22,765	956,130

		2,451,678

INFORMATION TECHNOLOGY 4.5%
Communications Equipment 0.3%
Motorola, Inc.	28,820	615,307

Computers & Peripherals 2.1%
Hewlett-Packard Co.	109,577	3,557,965
International Business Machines Corp.	18,068	1,487,719

		5,045,684

IT Services 1.1%
Computer Sciences Corp. *	17,648	1,033,290
Fiserv, Inc. *	35,585	1,604,172

		2,637,462

Office Electronics 0.4%
Xerox Corp. *	57,988	814,152

Semiconductors & Semiconductor Equipment 0.3%
Advanced Micro Devices, Inc. *	22,809	737,871

Software 0.3%
Cadence Design Systems, Inc. *	41,642	788,283

MATERIALS 4.3%
Chemicals 1.9%
Ashland, Inc.	30,122	1,982,630
PPG Industries, Inc.	13,697	918,513
Scotts Miracle-Gro Co., Class A	35,184	1,557,244

		4,458,387

3

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 2.1%
NuCor Corp.	21,729	$2,364,550
Phelps Dodge Corp.	29,459	2,539,071

		4,903,621

Paper & Forest Products 0.3%
Louisiana-Pacific Corp.	27,961	771,164

TELECOMMUNICATION SERVICES 4.8%
Diversified Telecommunication Services 4.3%
AT&T, Inc.	199,855	5,238,206
Qwest Communications International, Inc. *	128,201	860,229
Verizon Communications, Inc.	121,419	4,010,469

		10,108,904

Wireless Telecommunication Services 0.5%
Sprint Nextel Corp.	45,109	1,118,703

UTILITIES 6.0%
Electric Utilities 3.0%
American Electric Power Co., Inc.	63,445	2,122,870
Edison International	27,660	1,117,740
FirstEnergy Corp.	42,553	2,157,863
Pepco Holdings, Inc.	72,316	1,669,053

		7,067,526

Gas Utilities 0.5%
UGI Corp.	54,585	1,222,704

Independent Power Producers & Energy Traders 0.8%
TXU Corp.	38,884	1,929,813

Multi-Utilities 1.7%
CenterPoint Energy, Inc.	126,495	1,520,470
PG&E Corp.	60,492	2,410,001

		3,930,471

Total Common Stocks (cost $200,576,438)		227,867,825

	Principal Amount	Value

SHORT-TERM INVESTMENTS 2.9%
U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bills:
4.00%, 06/29/2006 † ƒ	$500,000	495,834
4.50%, 07/06/2006 † ƒ	250,000	248,166

		744,000

	Shares	Value

MUTUAL FUND SHARES 2.6%
Evergreen Institutional Money Market Fund ø	6,194,557	6,194,557
Total Short-Term Investments (cost $6,938,557)		6,938,557

Total Investments (cost $207,514,995) 99.6%		234,806,382
Other Assets and Liabilities 0.4%		849,956

Net Assets 100.0%		$235,656,338

4

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
*	Non-income producing security
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

REIT	Real Estate Investment Trust

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $207,738,976. The gross unrealized appreciation and depreciation on securities based on tax cost was $29,029,421 and $1,962,015, respectively, with a net unrealized appreciation of $27,067,406.

At April 30, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at April 30, 2006	Unrealized Gain
June 2006	21 S&P 500 Futures	$6,776,872	$6,908,475	$131,603
5

EVERGREEN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.2%
CONSUMER DISCRETIONARY 10.0%
Hotels, Restaurants & Leisure 0.7%
OSI Restaurant Partners, Inc.	182,383	$7,787,754

Media 3.0%
News Corp., Class B þ	472,900	8,620,967
Omnicom Group, Inc.	96,900	8,721,969
Walt Disney Co.	684,100	19,127,436

		36,470,372

Multi-line Retail 3.0%
J.C. Penney Co., Inc.	168,600	11,036,556
Saks, Inc.	843,626	16,990,628
Target Corp.	144,983	7,698,597

		35,725,781

Specialty Retail 3.3%
Gap, Inc.	410,800	7,431,372
Home Depot, Inc.	213,000	8,505,090
Michaels Stores, Inc.	222,650	8,422,849
Pier 1 Imports, Inc. þ	620,543	7,489,954
Zale Corp. * þ	306,500	7,555,225

		39,404,490

CONSUMER STAPLES 6.1%
Beverages 0.6%
Coca-Cola Co.	157,600	6,612,896

Food & Staples Retailing 1.6%
BJ’s Wholesale Club, Inc. *	253,579	7,764,589
Wal-Mart Stores, Inc.	262,100	11,802,363

		19,566,952

Food Products 1.0%
General Mills, Inc.	253,200	12,492,888

Household Products 1.4%
Kimberly-Clark Corp.	164,600	9,634,038
Procter & Gamble Co.	119,200	6,938,632

		16,572,670

Tobacco 1.5%
Altria Group, Inc.	237,755	17,394,156

ENERGY 12.7%
Energy Equipment & Services 1.6%
Nabors Industries, Ltd. *	239,600	8,944,268
Weatherford International, Ltd. *	207,700	10,993,561

		19,937,829

Oil, Gas & Consumable Fuels 11.1%
Amerada Hess Corp.	50,000	7,163,500
BP plc, ADR	267,022	19,684,862
Chevron Corp.	271,200	16,548,624
ConocoPhillips	448,800	30,024,720
Exxon Mobil Corp.	389,233	24,552,817
Massey Energy Co. þ	104,861	4,052,878
Occidental Petroleum Corp.	297,000	30,513,780

		132,541,181

1

EVERGREEN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 29.0%
Capital Markets 5.5%
A.G. Edwards, Inc.	160,800	$8,496,672
Ameriprise Financial, Inc.	158,127	7,754,548
Bank of New York Co.	132,600	4,660,890
Goldman Sachs Group, Inc.	60,700	9,729,603
Merrill Lynch & Co., Inc.	210,500	16,052,730
Morgan Stanley	206,700	13,290,810
Waddell & Reed Financial, Inc., Class A	273,300	6,428,016

		66,413,269

Commercial Banks 7.0%
Bank of America Corp.	647,600	32,328,192
PNC Financial Services Group, Inc.	405,400	28,973,938
SunTrust Banks, Inc.	66,400	5,134,712
Wells Fargo & Co.	246,000	16,897,740

		83,334,582

Diversified Financial Services 5.3%
Citigroup, Inc.	715,158	35,722,142
JPMorgan Chase & Co.	613,600	27,845,168

		63,567,310

Insurance 8.1%
Allstate Corp.	218,800	12,360,012
American International Group, Inc.	534,902	34,902,356
Assured Guaranty, Ltd.	250,146	6,216,128
Everest Re Group Ltd.	91,000	8,281,000
Genworth Financial, Inc., Class A	216,900	7,201,080
Marsh & McLennan Cos.	470,500	14,430,235
St. Paul Travelers Companies, Inc.	313,000	13,781,390

		97,172,201

Thrifts & Mortgage Finance 3.1%
Countrywide Financial Corp.	198,700	8,079,142
Freddie Mac	237,600	14,507,856
Golden West Financial Corp.	122,900	8,832,823
New York Community Bancorp, Inc. þ	305,000	5,249,050

		36,668,871

HEALTH CARE 8.8%
Biotechnology 0.7%
Amgen, Inc. *	121,400	8,218,780

Health Care Equipment & Supplies 1.1%
Baxter International, Inc.	175,200	6,605,040
Medtronic, Inc.	115,700	5,798,884

		12,403,924

Health Care Providers & Services 1.8%
Cardinal Health, Inc.	92,500	6,229,875
Caremark Rx, Inc. *	118,000	5,374,900
WellPoint, Inc. *	145,192	10,308,632

		21,913,407

Pharmaceuticals 5.2%
Bristol-Myers Squibb Co.	267,000	6,776,460
Johnson & Johnson	160,641	9,415,169
Merck & Co., Inc.	259,800	8,942,316
Pfizer, Inc.	1,041,549	26,382,436
Wyeth	228,450	11,118,662

		62,635,043

2

EVERGREEN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 7.7%
Aerospace & Defense 3.0%
Honeywell International, Inc.	207,200	$8,806,000
Lockheed Martin Corp.	199,200	15,119,280
United Technologies Corp.	197,168	12,384,122

		36,309,402

Industrial Conglomerates 2.4%
General Electric Co.	549,900	19,021,041
Tyco International, Ltd.	362,200	9,543,970

		28,565,011

Machinery 1.5%
Deere & Co.	105,700	9,278,346
Pall Corp.	285,012	8,601,662

		17,880,008

Road & Rail 0.8%
Laidlaw International, Inc.	401,673	9,941,407

INFORMATION TECHNOLOGY 6.9%
Communications Equipment 1.1%
Motorola, Inc.	617,478	13,183,155

Computers & Peripherals 2.1%
Dell, Inc. *	400,300	10,487,860
Hewlett-Packard Co.	237,200	7,701,884
Lexmark International, Inc., Class A *	130,600	6,360,220

		24,549,964

IT Services 1.7%
Accenture, Ltd., Class A *	146,400	4,255,848
Affiliated Computer Services, Inc., Class A *	291,600	16,259,616

		20,515,464

Semiconductors & Semiconductor Equipment 0.6%
Altera Corp. *	321,850	7,029,204

Software 1.4%
Microsoft Corp.	349,100	8,430,765
Oracle Corp. *	580,400	8,468,036

		16,898,801

MATERIALS 5.6%
Chemicals 2.1%
Air Products & Chemicals, Inc.	123,379	8,453,929
Dow Chemical Co.	89,400	3,630,534
Ecolab, Inc.	168,546	6,371,039
PPG Industries, Inc.	94,800	6,362,976

		24,818,478

Metals & Mining 1.9%
Alcoa, Inc.	221,500	7,482,270
AngloGold Ashanti, Ltd., ADR þ	68,900	3,767,452
Freeport-McMoRan Copper & Gold, Inc., Class B	181,679	11,732,830

		22,982,552

Paper & Forest Products 1.6%
Weyerhaeuser Co.	273,400	19,266,498

3

EVERGREEN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	278,200	$7,291,622
BellSouth Corp.	433,300	14,636,874
Chunghwa Telecom Co., Ltd.	315,600	6,501,360
Verizon Communications, Inc.	213,200	7,041,996

		35,471,852

Wireless Telecommunication Services 2.9%
Alltel Corp.	165,000	10,621,050
Sprint Nextel Corp.	625,400	15,509,920
Vodafone Group plc	352,300	8,349,510

		34,480,480

UTILITIES 5.6%
Electric Utilities 3.3%
DPL, Inc.	266,000	7,227,220
E.ON AG, ADR þ	242,000	9,822,780
Entergy Corp.	109,700	7,672,418
Fortum Oyj þ	245,000	6,193,665
FPL Group, Inc.	225,600	8,933,760

		39,849,843

Independent Power Producers & Energy Traders 1.5%
Mirant Corp. *	364,000	8,939,840
TXU Corp.	182,366	9,050,825

		17,990,665

Multi-Utilities 0.8%
Energy East Corp. þ	412,000	9,953,920

Total Common Stocks (cost $998,732,245)		1,176,521,060

EXCHANGE TRADED FUND 0.6%
iShares MSCI Japan Index Fund (cost $6,203,850)	455,000	6,734,000

SHORT-TERM INVESTMENTS 3.6%
MUTUAL FUND SHARES 3.6%
Navigator Prime Portfolio þþ (cost $42,971,434)	42,971,434	42,971,434

Total Investments (cost $1,047,907,529) 102.4%		1,226,226,494
Other Assets and Liabilities (2.4%)		(28,414,378)

Net Assets 100.0%		$ 1,197,812,116

þ	All or a portion of this security is on loan.
*	Non-income producing security
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,049,042,012. The gross unrealized appreciation and depreciation on securities based on tax cost was $187,611,733 and $10,427,251, respectively, with a net unrealized appreciation of $177,184,482.

4

EVERGREEN FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.8%
CONSUMER DISCRETIONARY 9.5%
Hotels, Restaurants & Leisure 0.8%
OSI Restaurant Partners, Inc. þ	275,129	$11,748,008

Internet & Catalog Retail 1.1%
Amazon.com, Inc. * þ	240,646	8,473,145
eBay, Inc. *	249,207	8,575,213

		17,048,358

Media 2.9%
News Corp., Class A	498,769	8,558,876
Omnicom Group, Inc.	189,990	17,101,000
Time Warner, Inc.	526,775	9,165,885
Walt Disney Co.	305,796	8,550,056

		43,375,817

Multi-line Retail 2.1%
J.C. Penney Co., Inc.	247,995	16,233,753
Nordstrom, Inc.	398,924	15,290,757

		31,524,510

Specialty Retail 2.6%
Best Buy Co., Inc.	282,471	16,004,807
Chico’s FAS, Inc. *	319,461	11,839,225
Lowe’s Cos.	178,347	11,244,778

		39,088,810

CONSUMER STAPLES 8.0%
Beverages 1.7%
Diageo plc	625,098	10,310,411
Diageo plc, ADR þ	50,383	3,337,874
PepsiCo, Inc.	197,052	11,476,308

		25,124,593

Food & Staples Retailing 2.5%
BJ’s Wholesale Club, Inc. *	293,612	8,990,400
Wal-Mart Stores, Inc.	635,542	28,618,456

		37,608,856

Household Products 2.3%
Procter & Gamble Co.	578,093	33,650,794

Tobacco 1.5%
Altria Group, Inc.	309,157	22,617,926

ENERGY 12.9%
Energy Equipment & Services 3.0%
Schlumberger, Ltd.	418,472	28,933,154
Weatherford International, Ltd. *	293,706	15,545,859

		44,479,013

Oil, Gas & Consumable Fuels 9.9%
Apache Corp.	242,172	17,203,899
BP plc, ADR	333,875	24,613,265
ConocoPhillips	191,651	12,821,452
Exxon Mobil Corp.	904,992	57,086,895
Hugoton Royalty Trust # +	11,654	322,241
Massey Energy Co. þ	183,145	7,078,554
Occidental Petroleum Corp.	116,434	11,962,429
Peabody Energy Corp.	141,144	9,013,456
XTO Energy, Inc.	195,542	8,281,204

		148,383,395

1

EVERGREEN FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 19.6%
Capital Markets 5.3%
Goldman Sachs Group, Inc. þ	109,345	$17,526,910
Legg Mason, Inc.	103,308	12,239,932
Merrill Lynch & Co., Inc.	165,126	12,592,509
Morgan Stanley	230,505	14,821,471
State Street Corp.	184,707	12,065,061
T. Rowe Price Group, Inc.	124,866	10,512,469

		79,758,352

Commercial Banks 5.6%
Bank of America Corp.	710,071	35,446,744
U.S. BanCorp.	479,556	15,077,241
Wells Fargo & Co.	333,201	22,887,577
Zions BanCorp.	112,514	9,342,037

		82,753,599

Consumer Finance 1.4%
American Express Co.	232,053	12,486,772
Capital One Financial Corp.	98,257	8,512,987

		20,999,759

Diversified Financial Services 4.8%
Citigroup, Inc.	974,757	48,689,112
JPMorgan Chase & Co.	511,063	23,192,039

		71,881,151

Insurance 2.5%
American International Group, Inc.	246,568	16,088,562
Hartford Financial Services Group, Inc.	109,636	10,078,837
Prudential Financial, Inc.	146,891	11,476,594

		37,643,993

HEALTH CARE 13.8%
Biotechnology 2.0%
Amgen, Inc. *	202,166	13,686,638
Biogen Idec, Inc. *	372,391	16,701,737

		30,388,375

Health Care Equipment & Supplies 2.8%
Baxter International, Inc.	384,622	14,500,249
Medtronic, Inc.	140,434	7,038,552
St. Jude Medical, Inc. *	248,684	9,818,044
Zimmer Holdings, Inc. *	171,023	10,757,347

		42,114,192

Health Care Providers & Services 2.6%
Aetna, Inc.	454,757	17,508,145
Caremark Rx, Inc. *	299,682	13,650,515
WellPoint, Inc. *	110,838	7,869,498

		39,028,158

Pharmaceuticals 6.4%
Abbott Laboratories	249,374	10,658,245
Johnson & Johnson	429,357	25,164,614
Novartis AG, ADR	137,204	7,890,602
Pfizer, Inc.	1,142,696	28,944,490
Teva Pharmaceutical Industries, Ltd., ADR	195,358	7,911,999
Wyeth	305,883	14,887,325

		95,457,275

2

EVERGREEN FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 9.4%
Aerospace & Defense 2.1%
Lockheed Martin Corp.	254,353	$19,305,393
United Technologies Corp.	194,594	12,222,449

		31,527,842

Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	169,083	13,707,559

Commercial Services & Supplies 0.5%
Cintas Corp.	185,172	7,773,521

Electrical Equipment 0.9%
Rockwell Automation, Inc.	183,018	13,261,484

Industrial Conglomerates 3.0%
General Electric Co.	1,319,086	45,627,185

Machinery 2.0%
Deere & Co.	143,269	12,576,153
Pall Corp.	559,581	16,888,154

		29,464,307

INFORMATION TECHNOLOGY 18.1%
Communications Equipment 5.1%
Cisco Systems, Inc. *	1,206,162	25,269,094
Motorola, Inc.	808,826	17,268,435
QUALCOMM, Inc.	647,242	33,229,404

		75,766,933

Computers & Peripherals 2.4%
Dell, Inc. *	473,549	12,406,984
Hewlett-Packard Co.	430,361	13,973,821
International Business Machines Corp.	110,564	9,103,840

		35,484,645

Internet Software & Services 1.5%
Google, Inc., Class A *	53,172	22,222,706

IT Services 0.9%
Accenture, Ltd., Class A	482,496	14,026,159

Semiconductors & Semiconductor Equipment 2.8%
Altera Corp. *	1,107,386	24,185,310
Texas Instruments, Inc.	513,770	17,832,957

		42,01,267

Software 5.4%
Cadence Design Systems, Inc. * þ	403,819	7,644,294
Microsoft Corp.	1,497,393	36,162,041
Oracle Corp. *	2,518,621	36,746,680

		80,553,015

MATERIALS 1.6%
Chemicals 1.0%
Air Products & Chemicals, Inc.	219,074	15,010,950

Paper & Forest Products 0.6%
Weyerhaeuser Co.	130,208	9,175,758

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 1.1%
AT&T, Inc.	352,633	9,242,511
Verizon Communications, Inc.	231,361	7,641,854

		16,884,365

3

EVERGREEN FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 2.6%
Alltel Corp.	164,842	$10,610,879
Sprint Nextel Corp.	629,377	15,608,550
Vodafone Group plc	496,733	11,772,572

		37,992,001

UTILITIES 2.2%
Electric Utilities 1.0%
DPL, Inc. þ	284,408	7,727,365
Exelon Corp.	145,466	7,855,164

		15,582,529

Independent Power Producers & Energy Traders 0.6%
TXU Corp.	179,644	8,915,732

Multi-Utilities 0.6%
PG&E Corp.	205,142	8,172,857

Total Common Stocks (cost $1,129,728,029)		1,477,842,749

SHORT-TERM INVESTMENTS 2.6%
MUTUAL FUND SHARES 2.6%
Evergreen Institutional U.S. Government Money Market Fund ø	7,478,578	7,478,578
Navigator Prime Portfolio þþ	31,887,271	31,887,271

Total Short-Term Investments (cost $39,365,849)		39,365,849

Total Investments (cost $1,169,093,878) 101.4%		1,517,208,598
Other Assets and Liabilities (1.4%)		(21,599,912)

Net Assets 100.0%		$1,495,608,686

þ	All or a portion of this security is on loan.
*	Non-income producing security
#	Delayed delivery shares received from spinoff
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,180,313,783. The gross unrealized appreciation and depreciation on securities based on tax cost was $355,720,860 and $18,826,045, respectively, with a net unrealized appreciation of $336,894,815.

4

EVERGREEN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 16.0%
Auto Components 1.0%
Johnson Controls, Inc	11,600	$945,980

Automobiles 0.8%
Harley-Davidson, Inc	14,100	716,844

Diversified Consumer Services 0.2%
Weight Watchers International, Inc	4,300	212,205

Hotels, Restaurants & Leisure 0.4%
Applebee’s International, Inc	15,500	359,755

Household Durables 4.0%
Centex Corp	14,600	811,760
D.R. Horton, Inc	10,100	303,202
KB Home	12,400	763,468
Pulte Homes, Inc	29,200	1,090,620
Ryland Group, Inc. þ	6,400	403,904
Standard Pacific Corp. þ	7,200	228,312

		3,601,266

Media 0.6%
Omnicom Group, Inc	5,900	531,059

Multi-line Retail 1.0%
Dollar General Corp	50,800	886,968

Specialty Retail 6.1%
Bed, Bath & Beyond, Inc. *	15,000	575,250
Home Depot, Inc	72,100	2,878,953
Lowe’s Cos	32,800	2,068,040

		5,522,243

Textiles, Apparel & Luxury Goods 1.9%
Jones Apparel Group, Inc	25,000	858,750
Liz Claiborne, Inc	23,400	913,770

		1,772,520

CONSUMER STAPLES 9.5%
Food & Staples Retailing 4.8%
Kroger Co	38,900	788,114
Safeway, Inc	9,000	226,170
SUPERVALU, Inc. þ	27,300	791,973
Wal-Mart Stores, Inc	56,100	2,526,183

		4,332,440

Food Products 1.6%
Dean Foods Co. *	20,100	796,161
Sara Lee Corp	34,900	623,663

		1,419,824

Household Products 0.5%
Kimberly-Clark Corp	8,600	503,358

Tobacco 2.6%
Altria Group, Inc	32,300	2,363,068

ENERGY 5.7%
Oil, Gas & Consumable Fuels 5.7%
Chevron Corp	17,900	1,092,258
ConocoPhillips	20,600	1,378,140
Exxon Mobil Corp	28,700	1,810,396
Occidental Petroleum Corp	8,500	873,290

		5,154,084

1

EVERGREEN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 32.5%
Capital Markets 4.3%
Bear Stearns Cos	6,200	$883,562
Lehman Brothers Holdings, Inc	13,100	1,980,065
Morgan Stanley	16,000	1,028,800

		3,892,427

Commercial Banks 4.1%
Bank of America Corp	30,724	1,533,742
Comerica, Inc	5,400	307,098
National City Corp	48,700	1,797,030
TD Banknorth, Inc. þ	3,400	100,946

		3,738,816

Consumer Finance 1.6%
Capital One Financial Corp	16,700	1,446,888

Diversified Financial Services 3.1%
Citigroup, Inc	57,100	2,852,145

Insurance 14.6%
AFLAC, Inc	15,000	713,100
Allstate Corp	33,100	1,869,819
Ambac Financial Group, Inc	10,700	881,252
American International Group, Inc	50,900	3,321,225
Chubb Corp	21,200	1,092,648
CNA Financial Corp. * þ	27,200	874,208
Hartford Financial Services Group, Inc	15,600	1,434,108
Marsh & McLennan Cos	13,600	417,112
MetLife, Inc	6,900	359,490
Old Republic International Corp	57,425	1,277,706
Progressive Corp. þ	4,600	499,238
Protective Life Corp	11,500	579,600

		13,319,506

Thrifts & Mortgage Finance 4.8%
Fannie Mae	20,900	1,057,540
Freddie Mac	11,500	702,190
IndyMac Bancorp, Inc. þ	8,400	405,888
New York Community Bancorp, Inc. þ	14,100	242,661
Radian Group, Inc	12,000	752,640
Washington Mutual, Inc. þ	26,836	1,209,230

		4,370,149

HEALTH CARE 13.9%
Health Care Providers & Services 5.2%
AmerisourceBergen Corp	9,000	388,350
Cardinal Health, Inc	11,500	774,525
CIGNA Corp	3,300	353,100
Health Net, Inc. *	16,200	659,340
Pharmaceutical Product Development, Inc	19,000	681,530
UnitedHealth Group, Inc	38,200	1,900,068

		4,756,913

Pharmaceuticals 8.7%
Forest Laboratories, Inc. *	15,500	625,890
Merck & Co., Inc	83,000	2,856,860
Pfizer, Inc	174,300	4,415,019

		7,897,769

2

EVERGREEN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 2.3%
Aerospace & Defense 0.8%
United Technologies Corp	11,800	$741,158

Commercial Services & Supplies 1.0%
Cendant Corp	51,000	888,930

Machinery 0.5%
Danaher Corp	8,100	519,291

INFORMATION TECHNOLOGY 10.2%
Computers & Peripherals 5.9%
Dell, Inc. *	78,500	2,056,700
Hewlett-Packard Co	82,400	2,675,528
Lexmark International, Inc., Class A *	12,800	623,360

		5,355,588

Electronic Equipment & Instruments 0.6%
Ingram Micro, Inc., Class A *	26,800	492,852

IT Services 1.4%
First Data Corp	26,900	1,282,861

Software 2.3%
Microsoft Corp	88,100	2,127,615

MATERIALS 0.5%
Chemicals 0.5%
Ashland, Inc	7,500	493,650

TELECOMMUNICATION SERVICES 5.6%
Diversified Telecommunication Services 5.6%
AT&T, Inc	83,600	2,191,156
BellSouth Corp	26,900	908,682
Verizon Communications, Inc	60,100	1,985,103

		5,084,941

UTILITIES 2.2%
Electric Utilities 0.8%
American Electric Power Co., Inc	21,300	712,698

Multi-Utilities 1.4%
Sempra Energy	27,600	1,270,152

Total Common Stocks (cost $82,882,738)		89,565,963

SHORT-TERM INVESTMENTS 7.1%
MUTUAL FUND SHARES 7.1%
Evergreen Institutional Money Market Fund ø	2,069,113	2,069,113
Navigator Prime Portfolio þþ	4,393,244	4,393,244

Total Short-Term Investments (cost $6,462,357)		6,462,357

Total Investments (cost $89,345,095) 105.5%		96,028,320
Other Assets and Liabilities (5.5%)		(5,047,118)

Net Assets 100.0%		$90,981,202

þ	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On April 30, 2006 the aggregate cost of securities for federal income tax purposes was $91,171,080. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,262,177 and $2,404,937, respectively, with a net unrealized appreciation of $4,857,240.

3

EVERGREEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

April 30 2006 (unaudited)
	Shares	Value

COMMON STOCKS 90.3%
CONSUMER DISCRETIONARY 17.2%
Auto Components 1.8%
BorgWarner, Inc.	155,000	$9,413,150

Hotels, Restaurants & Leisure 1.7%
Intrawest Corp.	250,000	8,975,000

Leisure Equipment & Products 1.7%
Polaris Industries, Inc.	180,000	8,622,000

Media 2.0%
Cadmus Communications Corp.	235,000	4,277,000
Citadel Broadcasting Corp. *	300,000	2,823,000
Cumulus Media, Inc., Class A *	285,000	3,009,600

		10,109,600

Specialty Retail 10.0%
Aeropostale, Inc. *	215,000	6,602,650
Claire’s Stores, Inc.	550,000	19,371,000
Foot Locker, Inc.	400,000	9,272,000
Group 1 Automotive, Inc. *	300,000	16,374,000

		51,619,650

CONSUMER STAPLES 3.4%
Food Products 2.7%
Chiquita Brands International, Inc.	235,000	3,811,700
Reddy Ice Holdings, Inc.	200,000	4,700,000
Smithfield Foods, Inc. *	200,000	5,380,000

		13,891,700

Household Products 0.7%
Spectrum Brands, Inc. *	240,000	3,972,000

ENERGY 10.4%
Energy Equipment & Services 5.4%
Maverick Tube Corp. *	205,200	11,166,984
Superior Energy Services, Inc. *	525,000	16,878,750

		28,045,734

Oil, Gas & Consumable Fuels 5.0%
Cimarex Energy Co. *	147,100	6,317,945
Forest Oil Corp.	220,000	8,045,400
Mariner Energy, Inc. *	178,046	3,462,995
Range Resources Corp.	300,000	7,959,000

		25,785,340

FINANCIALS 18.1%
Commercial Banks 6.7%
Alabama National BanCorp.	49,405	3,403,016
AmericanWest Bancorp. *	80,000	1,934,400
First State Bancorp.	210,000	5,411,700
MB Financial, Inc.	270,000	9,552,600
Prosperity Bancshares, Inc.	200,000	6,520,000
Sky Financial Group, Inc.	300,000	7,755,000

		34,576,716

Consumer Finance 0.9%
Cash America International, Inc.	150,000	4,932,000

1

EVERGREEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS continued

April 30 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 8.3%
American Equity Investment Life Holding Co.	229,900	$3,117,444
Bristol West Holdings, Inc.	420,000	7,753,200
HCC Insurance Holdings, Inc.	427,500	14,316,975
Hilb, Rogal & Hobbs Co.	144,000	5,886,720
RenaissanceRe Holdings, Ltd.	138,000	5,802,900
RLI Corp.	120,000	5,952,000

		42,829,239

Real Estate 0.8%
First Industrial Realty Trust, Inc. REIT	100,000	3,924,000

Thrifts & Mortgage Finance 1.4%
Radian Group, Inc.	55,000	3,449,600
Webster Financial Corp.	77,500	3,638,625

		7,088,225

HEALTH CARE 6.6%
Health Care Equipment & Supplies 1.0%
Bausch & Lomb, Inc.	100,000	4,895,000

Health Care Providers & Services 5.6%
Coventry Health Care, Inc. *	150,000	7,450,500
Owens & Minor, Inc.	290,000	9,242,300
Pediatrix Medical Group, Inc. *	244,000	12,351,280

		29,044,080

INDUSTRIALS 16.1%
Air Freight & Logistics 2.7%
Pacer International, Inc. *	400,000	13,716,000

Commercial Services & Supplies 4.1%
Banta Corp.	120,000	6,069,600
Clean Harbors, Inc. *	200,000	5,756,000
United Stationers, Inc. *	170,000	9,120,500

		20,946,100

Electrical Equipment 1.3%
Ametek, Inc.	140,000	6,897,800

Machinery 6.0%
Barnes Group, Inc.	230,000	10,366,100
Commercial Vehicle Group, Inc. *	300,000	6,078,000
Kennametal, Inc.	150,000	9,277,500
Wabash National Corp.	300,000	5,430,000

		31,151,600

Road & Rail 2.0%
YRC Worldwide, Inc *	250,000	10,500,000

INFORMATION TECHNOLOGY 8.3%
Electronic Equipment & Instruments 4.6%
Arrow Electronics, Inc. *	350,000	12,670,000
Benchmark Electronics, Inc. *	412,500	11,261,250
		23,931,250

IT Services 1.8%
Perot Systems Corp., Class A *	600,000	9,048,000

Semiconductors & Semiconductor Equipment 1.9%
International Rectifier Corp. *	220,000	9,944,000

2

EVERGREEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS continued

April 30 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 10.2%
Chemicals 9.0%
Albemarle Corp.	335,500	$16,043,610
Cytec Industries, Inc.	250,400	15,141,688
Scotts Miracle-Gro Co., Class A	140,000	6,196,400
Tronox, Inc., Class A	525,000	9,135,000

		46,516,698

Containers & Packaging 1.2%
AptarGroup, Inc.	115,000	6,027,150

Total Common Stocks (cost $343,973,516)		466,402,032

SHORT-TERM INVESTMENTS 8.9%
MUTUAL FUND SHARES 8.9%
Evergreen Institutional Money Market Fund ø (cost $45,608,628)	45,608,628	45,608,628

Total Investments (cost $389,582,144) 99.2%		512,010,660
Other Assets and Liabilities 0.8%		4,353,623

Net Assets 100.0%		$516,364,283

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On April 30, 2006 the aggregate cost of securities for federal income tax purposes was $389,582,144. The gross unrealized appreciation and depreciation on securities based on tax cost was $130,330,452 and $7,901,936 respectively, with a net unrealized appreciation of $122,428,516.

3

EVERGREEN SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 96.1%
CONSUMER DISCRETIONARY 17.5%
Auto Components 0.7%
Cooper Tire & Rubber Co. þ	554,406	$7,040,956
Modine Manufacturing Co. þ	176,676	5,125,371
Superior Industries International, Inc. þ	458,400	8,627,088

		20,793,415

Hotels, Restaurants & Leisure 5.5%
Jack In The Box, Inc. * þ	513,588	21,467,978
Lone Star Steakhouse & Saloon, Inc. þ	1,108,233	30,210,432
Rare Hospitality International, Inc. * þ	591,468	18,406,484
Ryan's Restaurant Group, Inc. * þ	2,138,873	28,639,510
Triarc Companies, Inc., Class A þ	533,272	9,257,602
Triarc Companies, Inc., Class B þ	3,027,189	50,009,162

		157,991,168

Household Durables 3.6%
BLYTH, Inc. þ	1,038,863	21,348,635
Cavco Industries, Inc. *	283,608	12,762,360
Dixie Group, Inc. * þ	453,797	6,634,512
La-Z-Boy, Inc. þ	1,364,600	20,905,672
Skyline Corp. þ	168,122	6,566,845
Snap-On, Inc. þ	497,824	20,659,696
Tupperware Brands Corp. þ	653,816	13,795,518

		102,673,238

Media 1.8%
Media General, Inc., Class A þ	393,820	16,178,126
ProQuest Co. * þ	256,683	4,029,923
Valassis Communications, Inc. * þ	1,055,839	30,904,407

		51,112,456

Specialty Retail 3.2%
Borders Group, Inc. þ	437,495	10,324,882
Deb Shops, Inc. þ	221,092	6,453,675
Foot Locker, Inc	1,473,556	34,157,028
Pier 1 Imports, Inc. þ	1,475,283	17,806,666
Zale Corp. * þ	975,949	24,057,143

		92,799,394

Textiles, Apparel & Luxury Goods 2.7%
Cutter & Buck, Inc. þ	295,213	3,542,556
Kellwood Co. þ	1,242,098	39,796,820
Kenneth Cole Productions, Inc. þ	95,986	2,448,603
Stride Rite Corp. þ	1,509,856	21,153,082
Xerium Technologies, Inc. þ	1,153,915	10,742,949

		77,684,010

CONSUMER STAPLES 6.3%
Food & Staples Retailing 1.7%
Casey's General Stores, Inc. þ	1,757,528	37,593,524
Topps Co. þ	1,405,493	12,382,393

		49,975,917

Food Products 4.6%
Corn Products International, Inc. þ	678,230	18,990,440
Del Monte Foods Co. þ	469,332	8,828,135
Delta & Pine Land Co. þ	1,289,402	38,140,511
Gold Kist, Inc. * þ	719,274	9,631,079
Tootsie Roll Industries, Inc. þ	955,692	27,953,982
TreeHouse Foods, Inc. * þ	1,088,600	28,521,320

		132,065,467

EVERGREEN SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 7.0%
Energy Equipment & Services 2.6%
Atwood Oceanics, Inc. * þ	674,960	$36,009,116
Global Industries, Ltd. * þ	1,559,274	24,745,679
Tidewater, Inc. þ	230,268	13,410,808

		74,165,603

Oil, Gas & Consumable Fuels 4.4%
Forest Oil Corp. þ	523,196	19,133,278
Mariner Energy, Inc. *	1,129,238	21,963,679
Stone Energy Corp. * þ	917,516	43,215,003
Whiting Petroleum Corp. * þ	980,340	41,419,365

		125,731,325

FINANCIALS 17.3%
Capital Markets 1.6%
Investment Technology Group, Inc. * þ	356,999	18,917,377
Knight Capital Group, Inc. * þ	1,357,879	22,758,052
Westwood Holdings Group, Inc. þ	131,365	2,581,322

		44,256,751

Commercial Banks 4.5%
Amcore Financial, Inc. þ	519,500	15,397,980
BancorpSouth, Inc. þ	1,218,030	31,218,109
Citizens Banking Corp. þ	212,984	5,569,532
First Citizens Bancshares, Inc. þ	196,535	37,591,250
Hancock Holding Co. þ	351,623	17,493,244
Mid-State Bancshares þ	803,819	22,354,206

		129,624,321

Insurance 6.5%
Assured Guaranty, Ltd. þ	1,557,267	38,698,085
Capital Title Group, Inc. þ	478,068	3,690,685
Endurance Specialty Holdings, Ltd. þ	1,149,559	35,590,347
Harleysville Group, Inc	412,314	12,369,420
Hilb, Rogal & Hobbs Co. þ	596,207	24,372,942
IPC Holdings, Ltd. þ	505,661	13,485,979
LandAmerica Financial Group, Inc. þ	256,271	17,780,082
Stewart Information Services Corp. þ	805,895	34,814,664
USI Holdings Corp. * þ	451,703	6,865,885

		187,668,089

Real Estate 2.7%
Deerfield Triarc Capital Corp. þ	2,348,234	31,325,441
Forest City Enterprises, Inc. þ	525,514	23,721,702
Post Properties, Inc. REIT	531,059	23,201,968

		78,249,111

Thrifts & Mortgage Finance 2.0%
NetBank, Inc. þ	2,096,281	14,673,967
NewAlliance Bancshares, Inc. þ	3,012,277	43,497,280

		58,171,247

HEALTH CARE 3.3%
Health Care Equipment & Supplies 2.4%
Analogic Corp. þ	340,583	21,487,381
Edwards Lifesciences Corp. * þ	228,221	10,142,141
Millipore Corp. *	125,431	9,254,299
VIASYS Healthcare, Inc. * þ	677,406	19,698,967
West Pharmaceutical Services, Inc. þ	209,255	7,453,663

		68,036,451

EVERGREEN SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 0.4%
Per-Se Technologies, Inc. * þ	411,824	$11,510,481

Pharmaceuticals 0.5%
Par Pharmaceutical Companies, Inc. * þ	567,916	14,623,837

INDUSTRIALS 17.1%
Aerospace & Defense 1.0%
GenCorp, Inc. þ	1,230,200	24,038,108
Ladish Co., Inc. * þ	126,106	4,498,201

		28,536,309

Building Products 0.4%
Apogee Enterprises, Inc. þ	705,881	11,456,449

Commercial Services & Supplies 5.7%
ACCO Brands Corp. * þ	574,848	12,347,735
Banta Corp. þ	491,495	24,859,817
Deluxe Corp. þ	1,084,944	25,865,065
Heidrick & Struggles International, Inc. * þ	531,959	19,235,637
John H. Harland Co. þ	1,062,882	44,056,459
Tetra Tech, Inc. * þ	464,137	9,018,182
Viad Corp. þ	729,930	23,992,799
Watson Wyatt Worldwide, Inc. þ	167,571	5,524,816

		164,900,510

Electrical Equipment 1.4%
Franklin Electric Co., Inc. þ	228,284	13,315,806
Genlyte Group, Inc. * þ	363,124	25,022,875
Superior Essex, Inc. *	99,712	2,787,947

		41,126,628

Machinery 6.3%
AGCO Corp. * þ	319,710	7,567,536
Ampco-Pittsburgh Corp	238,439	7,017,260
Briggs & Stratton Corp. þ	967,936	32,658,161
Circor International, Inc	372,432	11,284,690
Crane Co. þ	485,528	20,513,558
EnPro Industries, Inc. * þ	452,365	16,683,221
Gardner Denver, Inc. * þ	181,791	13,548,883
Kadant, Inc. * þ	1,136,895	26,842,091
Mueller Industries, Inc. þ	1,100,597	41,690,614
Supreme Industries, Inc., Class A þ	401,135	2,996,478

		180,802,492

Marine 0.2%
TBS International Ltd., Class A * þ	1,138,914	7,061,267

Road & Rail 2.1%
Arkansas Best Corp. þ	1,003,075	43,051,979
Dollar Thrifty Automotive Group, Inc. * þ	323,047	15,725,928

		58,777,907

INFORMATION TECHNOLOGY 11.4%
Communications Equipment 2.7%
3Com Corp. * þ	794,923	4,284,635
Belden CDT, Inc. þ	1,709,865	53,518,774
CommScope, Inc. * þ	631,692	20,877,421

		78,680,830

EVERGREEN SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.6%
Adaptec, Inc. * þ	1,703,251	$9,418,978
Brocade Communications Systems, Inc. *	1,624,476	10,006,772
Imation Corp. þ	965,161	40,536,762
Quantum Corp. * þ	4,443,401	15,196,432

		75,158,944

Electronic Equipment & Instruments 1.6%
AVX Corp. þ	707,196	12,588,089
Technitrol, Inc	1,367,246	34,235,840

		46,823,929

IT Services 1.9%
eFunds Corp. * þ	723,433	18,621,165
MoneyGram International, Inc	1,022,103	34,649,292

		53,270,457

Semiconductors & Semiconductor Equipment 1.6%
Cabot Microelectronics Corp. * þ	199,727	6,533,070
Credence Systems Corp. * þ	1,086,066	7,700,208
Lattice Semiconductor Corp. * þ	1,157,838	7,699,623
Nextest Systems Corp. *	246,169	3,823,005
Standard Microsystems Corp. * þ	801,171	18,667,284

		44,423,190

Software 1.0%
Borland Software Corp. * þ	2,033,454	10,370,615
Corel Corp. *	272,134	4,354,144
SSA Global Technologies, Inc. * þ	890,318	13,799,929

		28,524,688

MATERIALS 11.2%
Chemicals 4.6%
A. Schulman, Inc. þ	832,849	19,938,405
American Pacific Corp. * þ	359,237	2,823,603
Arch Chemicals, Inc. þ	980,442	28,883,821
CF Industries Holdings, Inc. þ	1,194,905	20,671,857
FMC Corp	405,838	25,795,063
H.B. Fuller Co	433,960	22,696,108
Innospec, Inc. þ	458,877	11,536,168

		132,345,025

Construction Materials 0.6%
Eagle Materials, Inc. þ	273,970	18,150,512

Containers & Packaging 2.7%
Owens-Illinois, Inc. *	1,074,818	19,647,673
Packaging Corporation of America þ	1,303,100	29,293,688
Rock-Tenn Co., Class A þ	1,188,268	18,857,813
Silgan Holdings, Inc. þ	221,710	8,608,999

		76,408,173

Metals & Mining 0.6%
Bayou Steel Corp. *	94,355	6,887,915
Quanex Corp. þ	222,642	9,520,172

		16,408,087

EVERGREEN SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 2.7%
Deltic Timber Corp. þ	178,148	$10,282,703
Glatfelter þ	720,082	13,479,935
Louisiana-Pacific Corp	365,110	10,069,734
Neenah Paper, Inc. þ	1,093,380	35,086,564
Schweitzer-Mauduit International, Inc. þ	390,476	9,453,424

		78,372,360

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
Commonwealth Telephone Enterprises, Inc. þ	1,324,380	43,942,928
Premiere Global Services, Inc	523,374	4,087,551

		48,030,479

UTILITIES 3.3%
Electric Utilities 2.5%
Allete, Inc. þ	923,725	43,202,618
El Paso Electric Co. þ	1,485,238	29,333,451

		72,536,069

Gas Utilities 0.8%
Atmos Energy Corp. þ	789,848	20,962,566

Total Common Stocks (cost $2,115,399,370)		2,759,889,152

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
UTILITIES 0.1%
Independent Power Producers & Energy Traders 0.1%
Calpine Corp., 7.75%, 06/01/2015 • (cost $8,894,000)	$8,894,000	2,067,855

	Shares	Value

SHORT-TERM INVESTMENTS 28.4%
MUTUAL FUND SHARES 28.4%
Evergreen Institutional Money Market Fund ø	128,264,165	128,264,165
Navigator Prime Portfolio þþ	689,180,652	689,180,652

Total Short-Term Investments (cost $817,444,817)		817,444,817

Total Investments (cost $2,941,738,187) 124.6%		3,579,401,824
Other Assets and Liabilities (24.6%)		(707,040,193)

Net Assets 100.0%		$2,872,361,631

þ	All or a portion of this security is on loan.
*	Non-income producing security
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $2,943,397,925. The gross unrealized appreciation and depreciation on securities based on tax cost was $701,859,120 and $65,855,221, respectively, with a net unrealized appreciation of $636,003,899.

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         June 28, 2006

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date:         June 28, 2006